AFL-CIO Housing Investment Trust

AFL-CIO HOUSING INVESTMENT TRUST

HIT’S OBJECTIVES
The investment objective of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (“HIT”) is to generate competitive risk-adjusted total rates of return for its investors (“Participants”) by investing in fixed-income investments, primarily multifamily and single family mortgage-backed securities and mortgage-backed obligations (collectively, “Mortgage Securities”). Other important objectives of the HIT are to encourage the construction of housing and to facilitate employment for union members in the construction trades and related industries. To accomplish its objectives, the HIT focuses its investments in multifamily Mortgage Securities (including those that directly or indirectly finance new construction or rehabilitation of multifamily housing projects and healthcare facilities) and in Mortgage Securities backed by multifamily or single family loans. All on-site construction work financed through the HIT’s investments is required to be performed by 100% union labor.
EXPENSES OF THE HIT
This table describes the expenses that you may pay if you buy and hold units of beneficial interest in the HIT (“Units”). The HIT does not assess any sales charges (loads), redemption fees, exchange fees or any other account fees.

ANNUAL HIT OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AFL-CIO Housing Investment Trust
Management Fees	none
Distribution (12b-1) Fees	0.01%
Other Expenses	0.43%
Total Annual HIT Operating Expenses	0.44%

Example
          This example is intended to help you compare the cost of investing in the HIT with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the HIT for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the HIT’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
AFL-CIO Housing Investment Trust	45	141	246	555

Portfolio Turnover
The HIT generally conducts securities transactions on a principal-to-principal basis and does not pay commissions for trades. The HIT may incur transaction costs when it buys and sells certain securities (or “turns over” parts of its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the HIT’s portfolio turnover rate was 33.9% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
          The HIT’s principal investment strategy is to construct and manage a portfolio that is composed primarily of multifamily and single family mortgage-backed securities and mortgage-backed obligations (collectively, “Mortgage Securities”) with higher yield, higher credit quality and similar interest rate risk versus the securities in the Barclays Capital Aggregate Bond Index (the “Barclays Aggregate”). As such, the HIT pursues a fundamental policy to concentrate in fixed-income securities in the mortgage and mortgage finance sector of the real estate industry. The HIT holds government and agency issued, guaranteed or insured multifamily mortgage-backed securities (“MBS”) that have call (or prepayment) protection, in place of holding corporate debt, some U.S. Treasury securities and some government-sponsored entity debt in the Barclays Aggregate. Since government/agency multifamily MBS offer higher yields than comparable securities with similar credit and interest rate risk, the HIT is able to offer superior risk-adjusted returns compared to the Barclays Aggregate. All securities in which the HIT invests must meet certain requirements described in detail in the Statement of Additional Information. Some types of these securities must meet certain standards of nationally recognized statistical rating organizations among other indicia of creditworthiness. The staff monitors the HIT’s investments compared with those in the Barclays Aggregate and may adjust allocations by purchasing or selling securities. When deciding whether to buy or sell a specific security the staff compares the security to other similar securities and considers factors such as price, yield, duration and convexity (measures of interest rate sensitivity), servicer, geographic location, call or prepayment protection, as well as liquidity. The HIT may purchase Mortgage Securities by way of forward commitments. The HIT does not invest in Mortgage Securities that contain subprime loans.

The HIT uses a variety of strategies to maintain a risk profile comparable to its benchmark index. These strategies include, but are not limited to, managing the duration of the HIT portfolio within a range comparable to the Barclays Aggregate, and managing prepayment risk by negotiating prepayment restrictions for Mortgage Securities backed by multifamily housing or healthcare facility projects. The HIT seeks to minimize the risk of credit and default losses by purchasing securities that are guaranteed, insured or otherwise credit-enhanced.
PRINCIPAL INVESTMENT RISKS

          There is no assurance that the HIT will meet its investment objective. The value of the HIT’s investments and the resulting value of the Units may go up or down and Participants’ holdings in the HIT could gain or lose value. As with any investment, you may lose money by investing in the HIT. The HIT’s other principal risks are those of investing in fixed-income securities, which include the following types of risks:

          General Risk: The value of securities held by the HIT may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates or adverse investor sentiment. Increased uncertainty about and weakness in global economic and financial systems, together with perceptions of political ineffectiveness in the U.S. and Europe, could negatively affect market conditions and, in turn, the value and liquidity of some securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets and the practical implications for market participants may not be fully known for some time.

           Interest Rate Risk: As with any fixed-income investment, the market value of the HIT’s investments will generally fall below the principal amount of those investments at times when market interest rates rise above the interest rates on such investments. Rising interest rates may also reduce prepayment rates, causing the average life of certain securities of the HIT to increase, which could in turn further reduce the value of the HIT’s portfolio.

          Prepayment and Extension Risk: Generally, the market value of the HIT’s investments will rise at times when market interest rates fall below the interest rates on these investments. However, at such times, some borrowers may prepay the mortgage loans backing certain HIT securities more quickly than might otherwise be the case. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates than those which were prepaid. When market interest rates rise above the interest rates of the HIT’s investments, the prepayment rate of the mortgage loans backing certain HIT securities may decrease, causing the average maturity of the HIT’s investments to lengthen and making these investments more sensitive to interest rate changes. This could, in turn, further reduce the value of the HIT’s portfolio and make the HIT’s Unit price more volatile.

           Credit Risk: Credit risk is the risk of loss of principal and interest as a result of a failure of a credit enhancement backing the HIT’s Mortgage Securities after a default on the underlying mortgage loan, a downgrading of the credit rating (or a perceived decline in creditworthiness) of an investment or the provider of the credit enhancement for an investment, or a decline in the value of assets underlying the mortgage loan.

          Default Risk: There is a risk that borrowers may default under the mortgage loans that directly or indirectly secure the HIT’s Mortgage Securities or commercial mortgage-backed securities (“CMBS”). In the event of default, the HIT may experience a loss of principal and interest and any premium value on the related Mortgage Securities or CMBS. This risk may be lessened to the extent that the securities are guaranteed or insured by a third party, including an agency of the U.S. government.

           Liquidity Risk: Markets for particular types of securities may experience issues with liquidity. That is, a lack of buyers at a particular time could negatively impact the value of a security during such period, even though over time the payment obligations under the security may be met. This is sometimes referred to as liquidity risk. Markets for some of the types of securities in which the HIT may invest have experienced liquidity issues in the past.

           Leverage Risk: The use of some investment or investing techniques may have the effect of magnifying, or leveraging, the effect of small changes in an asset, index or market. The HIT does not leverage its portfolio through the use of borrowings or derivatives, but it may invest in forward commitments which may effectively add leverage to its portfolio.

HIT PAST PERFORMANCE
The bar chart below and the following table provide an indication of the risks of investing in the HIT by illustrating how returns can differ from one year to the next. The table also shows how the HIT’s average annual total returns for the one-, five-, and ten-year periods compared with those of a broad measure of market performance. The HIT’s past performance is not necessarily an indication of how the HIT will perform in the future. Updated performance information is available from the HIT’s website at www.aflcio-hit.com.
ANNUAL TOTAL RETURNS (Calendar Years—Net of Operating Expenses)

During the ten-year period identified in the bar chart above, the highest return for a quarter was 4.29% (quarter ended June 30, 2002) and the lowest return for a quarter was -2.5% (quarter ended June 30, 2004).
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns	ONE YEAR	FIVE YEARS	TEN YEARS
AFL-CIO Housing Investment Trust	7.86%	6.45%	5.89%
AFL-CIO Housing Investment Trust Barclays Capital Aggregate Bond Index (reflects no deductions for fees or expenses)	7.84%	6.50%	5.78%